united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 3/31

Date of reporting period: 6/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Newfound Risk Managed Global Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 99.8%
		EQUITY FUNDS - 99.8%
	96,431	iShares Global Consumer Discretionary ETF	$11,077,029
	323,372	iShares Global Energy ETF	12,087,645
	67,785	iShares Global Industrials ETF	5,957,285
	87,132	iShares Global Materials ETF	5,858,756
	72,129	iShares Global Tech ETF	11,865,221
	144,403	iShares Global Utilities ETF	7,071,415
		TOTAL EXCHANGE TRADED FUNDS (Cost $48,352,417)	53,917,351

		SHORT-TERM INVESTMENT - 0.3%
	152,131	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 1.70% + (Cost $152,131)	152,131

		TOTAL INVESTMENTS - 100.1% (Cost $48,504,548) (a)	$54,069,482
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(63,581)
		TOTAL NET ASSETS - 100.0%	$54,005,901

ETF - Exchange Traded Fund
+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,504,548 and differs from fair
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$5,227,895
		Unrealized Depreciation:	337,039
		Net Unrealized Appreciation:	$5,564,934

Newfound Multi-Asset Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 100.1%
		DEBT FUNDS - 69.6%
	796,576	Invesco Senior Loan ETF	$18,241,590
	56,944	Invesco Variable Rate Preferred ETF	1,415,058
	17,726	iShares Convertible Bond ETF	1,022,967
	120,092	iShares iBoxx $ High Yield Corporate Bond ETF (a)	10,217,427
	218,364	iShares US Preferred Stock ETF	8,234,506
	57,807	SPDR Bloomberg Barclays Convertible Securities ETF	3,064,927
	413,842	VanEck Vectors Preferred Securities ex Financials ETF (a)	8,107,165
			50,303,640
		EQUITY FUNDS - 30.5%
	171,144	Horizons NASDAQ-100 Covered Call ETF	4,114,302
	284,960	Invesco S&P 500 BuyWrite ETF	6,163,685
	241,430	iShares Mortgage Real Estate ETF	10,490,134
	16,127	Vanguard Real Estate ETF	1,313,544
			22,081,665
		TOTAL EXCHANGE TRADED FUNDS (Cost $72,643,134)	72,385,305

		SHORT-TERM INVESTMENTS - 12.8%
		INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 12.8%
	1,432,410	Fidelity Government Money Market Portfolio, Institutional Class 1.81% + (b)	1,432,410
	7,825,580	Morgan Stanley Prime Portfolio, Institutional Class 2.13% + (b)	7,825,580

		TOTAL SHORT-TERM INVESTMENTS (Cost $9,257,990)	9,257,990

		TOTAL INVESTMENTS - 112.9% (Cost $81,901,124) (c)	$81,643,295
		LIABILITIES IN EXCESS OF OTHER ASSETS - (12.9) %	(9,331,918)
		TOTAL NET ASSETS - 100.0%	$72,311,377

ETF - Exchange Traded Fund
+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
(a) All or a portion of the security is out on loan at June 30, 2018. Total loaned securities had a market value of $9,059,190 at June 30, 2018.
(b)	All or a portion of the security is segregated as collateral for securities on loan at June 30, 2018. Total collateral had a
	market value of $9,257,990 at June 30, 2018.
(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $81,901,124 and differs from fair
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$429,080
		Unrealized Depreciation:	(686,909)
		Net Unrealized Appreciation:	$(257,829)

Newfound Risk Managed U.S. Sectors Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2018
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 99.7%
		EQUITY FUNDS - 99.7%
	72,590	Consumer Discretionary Select Sector SPDR Fund	$7,934,087
	108,648	Energy Select Sector SPDR Fund	8,250,729
	110,829	Fidelity MSCI Consumer Discretionary Index ETF	4,747,914
	210,385	Fidelity MSCI Energy Index ETF	4,470,681
	142,040	Fidelity MSCI Financials Index ETF	5,567,968
	70,904	Fidelity MSCI Information Technology Index ETF	3,918,864
	11,315	Fidelity MSCI Telecommunication Services Index	322,025
	248,904	Financial Select Sector SPDR Fund	6,618,357
	113,792	Technology Select Sector SPDR Fund	7,905,130
		TOTAL EXCHANGE TRADED FUNDS (Cost $47,808,179)	49,735,755

		SHORT-TERM INVESTMENT - 0.3%
	132,582	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 1.70% + (Cost $132,582)	132,582

		TOTAL INVESTMENTS - 100.0% (Cost $47,940,761) (a)	$49,868,337
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(10,963)
		TOTAL NET ASSETS - 100.0%	$49,857,374

ETF - Exchange Traded Fund
+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2018.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $47,940,761 and differs from fair
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$2,092,007
		Unrealized Depreciation:	(164,431)
		Net Unrealized Appreciation:	$1,927,576

Newfound Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

The following is a summary of significant accounting policies followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

See accompanying notes to financial statements.

Newfound Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

See accompanying notes to financial statements.

Newfound Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Funds' assets and liabilities measured at fair value:

Newfound Risk Managed Global Sectors Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$53,917,351	$ -	$ -	$53,917,351
Short-Term Investments	152,131	-	-	152,131
Total	$54,069,482	$ -	$ -	$54,069,482

Newfound Multi Asset Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$72,385,305	$ -	$ -	$72,385,305
Investments Purchased As Securitites Lending Collateral	9,257,990	-	-	9,257,990
Total	$81,643,295	$ -	$ -	$81,643,295

Newfound Risk Managed U.S. Sectors Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$49,735,755	$ -	$ -	$49,735,755
Short-Term Investments	132,582	-	-	132,582
Total	$49,868,337	$ -	$ -	$49,868,337

* Refer to the Portfolio of Investments for classifications
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Funds' policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

Exchange Traded Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds' direct fees and expenses.

See accompanying notes to financial statements.

Newfound Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2018

Security Loans - The Funds have entered into a securities lending arrangement with eSecLending, whereby eSecLending facilitates securities lending transactions between the funds and one or more borrowers (each a “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the Funds’ agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the Borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

See accompanying notes to financial statements.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 8/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 8/20/2018

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/20/2018